Warrants from Public Offering (Details) SFr / shares in Units, $ / shares in Units, $ in Millions	1 Months Ended						12 Months Ended
	Jul. 17, 2018 CHF (SFr) SFr / shares shares	Jan. 30, 2018 CHF (SFr) shares	Feb. 28, 2017 CHF (SFr)	Feb. 21, 2017 CHF (SFr) SFr / shares shares	Feb. 21, 2017 USD ($) shares	Feb. 15, 2017 shares	Dec. 31, 2022 CHF (SFr) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CHF (SFr) shares	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr) shares	Dec. 31, 2021 $ / shares shares	Jan. 30, 2018 $ / shares
Warrants from Public Offering (Details) [Line Items]
Number of shares issued (in Shares) | shares							1,180,053	1,180,053				748,213
Share issue related cost | $								$ 5.1
Exercise price (in Dollars per share) | $ / shares								$ 24
Gross proceed offering cost			SFr 9,998,305
Warrants issued (in Shares) | shares									1,986
Exercise price | $ / shares												$ 4,800
Fair value of warrants									SFr 0
Derivative amount							SFr 1,233		SFr 5,085
Corresponding amount amount	SFr 572,249	SFr 2,483,747
Increased fair value	SFr 2,433,099
Warrants [Member]
Warrants from Public Offering (Details) [Line Items]
Common share price (in Francs per share) | SFr / shares				SFr 8
Conversion ratio		0.6		0.7	0.7
Purchased shares (in Shares) | shares						67,500
Common shares issued (in Shares) | shares							397,250	397,250
Gross proceed offering cost			5,091,817
Warrants issued (in Shares) | shares		3,125							1,875
Exercise price | $ / shares												$ 2,000	$ 2,000
Fair value of warrants										SFr 0
Decreased fair value		SFr 2,483,747
Issued capital [member]
Warrants from Public Offering (Details) [Line Items]
Assigned warrants			SFr 4,906,488
Series B Warrants [member]
Warrants from Public Offering (Details) [Line Items]
Number of shares issued (in Shares) | shares	0.25
Conversion ratio	44,872
Common shares issued (in Shares) | shares											7,161
Exercise price | SFr / shares	SFr 156
Fair value of warrants							SFr 0		SFr 1,233
Warrants exercised for aggregate amount											SFr 1,117,125
Number of warrants exercised (in Shares) | shares											7,161
Fair value of warrant exercised											SFr 3,005,348
Series A Warrants [member]
Warrants from Public Offering (Details) [Line Items]
Number of shares issued (in Shares) | shares	15,705
Conversion ratio	0.35
Common shares issued (in Shares) | shares	11,218										7,261
Warrants exercised for aggregate amount											SFr 1,132,762
Public offering [Member]
Warrants from Public Offering (Details) [Line Items]
Number of shares issued (in Shares) | shares				500,000	500,000
Conversion ratio				500,000	500,000
Net proceeds after underwriting discounts				SFr 9.1	$ 9.1
Share issue related cost				903,919
Transaction costs recognized in equity				397,685
Finance expense				SFr 506,234
Underwriters [Member]
Warrants from Public Offering (Details) [Line Items]
Purchased shares (in Shares) | shares							75,000	75,000
Additional common shares (in Shares) | shares							75,000	75,000